Accounts, other receivables, and customer advance (Tables)	3 Months Ended
Nov. 30, 2021
Accounts Other Receivables And Customer Advance
Schedule of Accounts and Other Receivables

The Company’s accounts and other receivables are comprised of the following:

	November 30, 2021	August 31, 2021
	$	$

Trade accounts receivable	11,096,122	9,677,725
Other receivables	49,917	53,387
Allowance for doubtful accounts	(1,084,305)	(1,084,305)
	10,061,734	8,646,807

Schedule of Allowance for Doubtful Accounts

A continuity of the Company’s allowance for doubtful accounts is as follows:

	November 30, 2021	August 31, 2021
	$	$

Allowance for doubtful accounts, August 31	(1,084,305)	(874,438)
Acquisition of SideQik	-	(140,896)
Provision, bad debt expense	-	(72,636)
Writeoffs	-	3,665
Allowance for doubtful accounts, November 30	(1,084,305)	(1,084,305)